Hybrid Bonds - Summary of Hybrid Bonds (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 996,919	₩ 996,919
Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (POSCO has a right to extend the maturity date)
Interest rate	Issue date ~ 2018-06-12: 4.3% Reset every 5 years as follows; · After 5 years: return on government bond (5 years) + 1.3% · After 10 years: additionally +0.25% according to Step-up clauses After 25 years: additionally +0.75%
Interest rate (%)	4.30%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to POSCO)
Others	POSCO can call the hybrid bond at year 5 and interest payment date afterwards
Hybrid bond 1-1 [member] | After 5 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.30%
Hybrid bond 1-1 [member] | After 10 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%
Hybrid bond 1-1 [member] | After 25 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%
Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		30 years (POSCO has a right to extend the maturity date)
Interest rate		Issue date ~ 2023-06-12: 4.6% Reset every 10 years as follows;· After 10 years: return on government bond (10 years) + 1.4% · After 10 years: additionally +0.25% according to Step-up clauses · After 30 years: additionally +0.75%
Interest rate (%)	4.60%	4.60%
Interest payments condition		Quarterly (Optional deferral of interest payment is available to POSCO)
Others		POSCO can call the hybrid bond at year 10 and interest payment date afterwards
Hybrid bond 1-2 [member] | After 10 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment		0.25%
Hybrid bond 1-2 [member] | After 10 years : Return on Government Bond [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment		1.40%
Hybrid bond 1-2 [member] | After 30 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment		0.75%
Gross amount [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 800,000	₩ 800,000
Gross amount [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bonds classified as equity	₩ 200,000	₩ 200,000